Note 8 - Leases (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Future Minimum Lease Payments [Abstract]0
2014	$ 31	$ 41
2015	41	41
2016	41	41
2017	41	41
2018	41	41
2019 and thereafter	246	246
Total	$ 441	$ 451